CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (PARENTHETICAL) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) [Abstract]
Tax benefit (loss) from discontinued operations	$ 0	$ 1,221	$ (21)